Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	20,000,000	20,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Common shares, par value (in Dollars per share)	$ 0.0001
Class A Common Stock
Common shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	700,000,000	700,000,000
Common shares, shares issued	114,926,700	111,467,763
Common shares, shares outstanding	114,926,700	111,467,763
Class C Common Stock
Common shares, par value (in Dollars per share)	$ 0.0001
Common shares, shares authorized	170,000,000	170,000,000
Common shares, shares issued	165,353,621	167,662,214
Common shares, shares outstanding	165,353,621	167,662,214
Class D Common Stock
Common shares, shares authorized	110,000,000	110,000,000
Common shares, shares issued	105,782,403	105,782,403
Common shares, shares outstanding	105,782,403	105,782,403